UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                    ----------

                     UBS Tamarack International Fund L.L.C.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              ----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005


SHARES                                                              MARKET VALUE
             INVESTMENTS IN SECURITIES (91.41%)
             ----------------------------------
             COMMON STOCK (91.11%)
             ---------------------
             ADVERTISING SERVICES (0.90%)
   367,478   WPP Group PLC - (United Kingdom) **                   $  4,183,698
                                                                   -------------
             AIRLINES (0.77%)
   456,765   Ryanair Holdings PLC - (Ireland) *, **                   3,585,544
                                                                   -------------
             APPAREL MANUFACTURERS (0.89%)
    28,079   Hugo Boss AG - (Germany) **                                875,097
   154,662   Marzotto Spa - (Italy) **                                3,246,246
                                                                   -------------
                                                                      4,121,342
                                                                   -------------
             APPLIANCES (0.63%)
   354,329   Fourlis SA - (Greece) **                                 2,901,165
                                                                   -------------
             APPLICATIONS SOFTWARE (0.26%)
   294,518   Iona Technologies PLC - ADR - (Hong Kong) *, **          1,178,072
                                                                   -------------
             ATHLETIC FOOTWEAR (1.87%)
    34,613   Puma AG Rudolf Dassler Sport - (Germany) **              8,687,888
                                                                   -------------
             AUTO - CARS/LIGHT TRUCKS (3.06%)
    11,578   Porsche AG - (Germany) **, (a)                           8,426,492
   735,105   Ryanair Holdings Plc - (Ireland) *, **                   5,770,475
                                                                   -------------
                                                                     14,196,967
                                                                   -------------
             AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.82%)
    12,135   Georg Fischer Ag - (Switzerland) *, **                   3,789,960
                                                                   -------------
             BUILDING & CONSTRUCTION PRODUCTS -
               MISCELLANEOUS (7.54%)
    96,972   Heijmans N.V. - (Netherlands) **                         3,993,869
   337,903   Kingspan Group PLC - (Ireland) **                        4,005,089
   235,505   Koninklijke Bam Groep NV - (Netherlands) **, (a)        13,926,333
   134,786   Pfleiderer AG - (Germany) **                             2,224,712
     6,736   Sika AG - (Switzerland) **                               5,041,121
   126,714   Wienerberger AG - (Austria) **                           5,782,034
                                                                   -------------
                                                                     34,973,158
                                                                   -------------
             BUILDING - RESIDENTIAL/COMMERCIAL (1.40%)
   171,800   Barratt Developments PLC - (United Kingdom) **           2,140,967
   180,315   Persimmon PLC - (United Kingdom) **                      2,574,176
   309,140   Taylor Woodrow PLC - (United Kingdom) **                 1,787,510
                                                                   -------------
                                                                      6,502,653
                                                                   -------------
             BUILDING PRODUCTS - CEMENT/AGGREGATE (2.44%)
   911,720   Cementir SpA - (Italy) **                                5,355,810
   102,938   CRH PLC  - (Ireland) **                                  2,705,093
    52,939   Holcim Ltd - (Switzerland) **, (a)                       3,266,770
                                                                   -------------
                                                                     11,327,673
                                                                   -------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
             COMMON STOCK (CONTINUED)
             ------------------------
             BUILDING PRODUCTS - WOOD (0.96%)
   141,035   Travis Perkins PLC - (United Kingdom) **              $  4,463,892
                                                                   -------------
             CELLULAR TELECOMMUNICATIONS (0.44%)
 1,457,695   Digi.Com BHD - (Malaysia) *, **                          2,033,101
                                                                   -------------
             CHEMICALS - SPECIALTY (1.82%)
   299,110   Clariant AG - (Switzerland)**                            5,182,164
   420,799   Frutarom - (Israel) *, **                                3,232,238
                                                                   -------------
                                                                      8,414,402
                                                                   -------------
             CIRCUIT BOARDS (0.57%)
   135,439   Ibiden Co., Ltd. - (Japan) **                            2,627,486
                                                                   -------------
             COMMERCIAL BANKS - NON US (7.74%)
   620,477   ABN AMRO Holding NV - (Netherlands) **                  15,434,511
   120,289   Alpha Bank A. E. - (Greece) **                           4,074,043
   100,345   Banco Pastor SA - (Spain) **                             3,651,565
    49,306   Erste Bank der Oesterreichischen Sparkassen AG -
               (Austria) **                                           2,585,643
   129,948   Hansabank Ltd. - (Estonia) **                            2,279,967
 1,138,473   Kasikornbank PCL  - (Thailand) **                        1,702,471
       307   Mitsubishi Tokyo Financial Group - (Japan) **            2,669,316
    59,283   National Bank Of Greece S.A - (Greece) **                2,010,925
    81,257   Piraeus Bank S.A - (Greece) **                           1,478,475
                                                                   -------------
                                                                     35,886,915
                                                                   -------------
             COMMERCIAL SERVICES (0.77%)
   245,292   Intertek Group PLC - (United Kingdom) **                 3,585,219
                                                                   -------------
             COMPUTERS (0.71%)
    41,267   Wincor Nixdorf AG - (Germany) *, **, (a)                 3,298,399
                                                                   -------------
             CONTAINERS - PAPER/PLASTIC (0.58%)
   515,745   M.J. Maillis S.A - (Greece) **                           2,667,739
                                                                   -------------
             COOPERATIVE BANKS (0.92%)
   228,179   Banco Popolare di Verona e Novara Scrl - (Italy) **      4,267,384
                                                                   -------------
             DISTRIBUTION/WHOLESALE (1.03%)
   394,094   Esprit Holdings Ltd. - (Hong Kong) **                    2,690,639
    55,765   Inchcape PLC - (United Kingdom) **                       2,088,514
                                                                   -------------
                                                                      4,779,153
                                                                   -------------
             DIVERSIFIED FINANCIAL SERVICES (0.69%)
 1,794,660   Acta Holding ASA - (Norway) *, **                        3,183,231
                                                                   -------------
             DIVERSIFIED MANUFACTURING OPERATIONS (1.56%)
   139,867   Aalberts Industries NV  - ( Netherlands) **, (a)         7,243,840
                                                                   -------------
             DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (0.60%)
 1,709,200   PHS Group PLC - (United Kingdom) **                      2,793,708
                                                                   -------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
             COMMON STOCK (CONTINUED)
             ------------------------
             ELECTRIC - INTEGRATED (0.55%)
   264,926   Enel S.P.A. - (Italy) **                              $  2,541,009
                                                                   -------------
             EXTENDED SERVICE CONTRACTS (1.06%)
   292,091   Homeserve PLC - (United Kingdom) **                      4,926,045
                                                                   -------------
             FINANCE - INVESTMENT BANKER/BROKER (1.20%)
   318,802   Mediobance SpA - (Italy) **                              5,547,877
                                                                   -------------
             FINANCE - MORTGAGE LOAN/BANKER (0.32%)
   196,213   Paragon Group Companies Plc - (United Kingdom) **        1,483,063
                                                                   -------------
             FINANCIAL (SERVICES) (1.56%)
   388,144   Aktiv Kapital ASA - (Norway) **                          7,238,052
                                                                   -------------
             FINANCIAL GUARANTEE INS (0.46%)
    25,746   Euler Hermes S.A - (France) **                           2,131,447
                                                                   -------------
             FOOD - CONFECTIONARY (1.86%)
       420   Lindt & Spruengli AG - (Switzerland) **                  6,395,671
 3,853,591   Petra Foods Ltd - (Singapore) **                         2,241,070
                                                                   -------------
                                                                      8,636,741
                                                                   -------------
             FOOD - MISCELLANEOUS/DIVERSIFIED (3.41%)
    30,697   Chr Hansen Holding - (Denmark) **                        4,514,422
   275,750   Numico Nv Common - (Netherlands) *, **, (a)             11,310,395
                                                                   -------------
                                                                     15,824,817
                                                                   -------------
             FOOD - RETAIL (0.44%)
    33,670   Groupe Bourbon - (France) **                             2,017,294
                                                                   -------------
             FOOTWEAR & RELATED APPAREL (0.72%)
    69,221   Tod's SPA - (Italy)**                                    3,326,825
                                                                   -------------
             GAMBLING (NON-HOTEL) (1.07%)
   474,342   William Hill PLC - (United Kingdom) **                   4,938,728
                                                                   -------------
             HOTELS & MOTELS (0.46%)
   180,315   Sol Melia SA - (Spain)**                                 2,146,607
                                                                   -------------
             HUMAN RESOURCES (2.18%)
    92,296   Adecco SA - (Switzerland) **                             5,087,547
   112,808   Randstad Holdings NV - (Netherlands) **                  5,034,605
                                                                   -------------
                                                                     10,122,152
                                                                   -------------
             INDUSTRIAL (0.98%)
   234,938   Boc Group Plc - (United Kingdom) **                      4,523,758
                                                                   -------------
             INSTRUMENTS - CONTROLS (1.10%)
   580,279   Rotork Plc - (United Kingdom) **                         5,109,692
                                                                   -------------
             INTERNET BROKERS (0.83%)
   195,370   Matsui Securities Co Ltd W/I - (Japan) **                2,559,026

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
             COMMON STOCK (CONTINUED)
             ------------------------
             INTERNET BROKERS (CONTINUED)
    97,685   Matsui Securities Co., Ltd - (Japan) **               $  1,304,171
                                                                   -------------
                                                                      3,863,197
                                                                   -------------
             INTERNET SECURITY (0.49%)
   450,180   Sportingbet Plc - (United Kingdom) *, **                 2,275,527
                                                                   -------------
             INVESTMENT COMPANIES (0.77%)
 1,624,467   IMMSI SpA - (Italy) **                                   3,580,650
                                                                   -------------
             MACHINE TOOLS & RELATED PRODUCTS (0.53%)
   100,580   IWKA AG - (Germany) **                                   2,464,043
                                                                   -------------
             MEDICAL - WHOLESALE DRUG DISTRIBUTION (0.53%)
   544,147   United Drug Plc - (Ireland) **                           2,468,124
                                                                   -------------
             MEDICAL PRODUCTS (0.96%)
    26,891   Synthes, Inc. - (Switzerland) **, (a)                    3,000,674
    13,744   Ypsomed Holding Ag - (Switzerland) *, **                 1,429,865
                                                                   -------------
                                                                      4,430,539
                                                                   -------------
             METAL - DIVERSIFIED (0.34%)
   336,458   Boliden Ab - (Sweden) *, **                              1,552,545
                                                                   -------------
             MORTGAGE BANKS (0.11%)
     7,310   FHB Land Credit And Mortgage - (Hungary) **                491,793
                                                                   -------------
             MULTI-LINE INSURANCE (2.89%)
   777,163   Storebrand ASA - (Norway) **                             7,076,978
    84,448   Topdanmark A/S - (Denmark) **, (a)                       6,305,388
                                                                   -------------
                                                                     13,382,366
                                                                   -------------
             OIL - FIELD SERVICES (1.14%)
   118,755   TGS Nopec Geophysical Co ASA - (Norway) *, **            3,498,105
17,001,700   Titan Petrochemicals Group - (Hong Kong) *, **           1,787,484
                                                                   -------------
                                                                      5,285,589
                                                                   -------------
             OIL COMPANIES - EXPLORATION & PRODUCTION (1.15%)
    55,020   PetroKazakhstan, Inc. - (Canada) **, (a)                 2,216,990
   369,621   Regal Petroleum Plc - (United Kingdom) *, **             3,108,054
                                                                   -------------
                                                                      5,325,044
                                                                   -------------
             OIL COMPANIES - INTEGRATED (2.14%)
   310,404   Fortum Oyj - (Finland) **                                6,059,300
   224,839   Statoil ASA - (Norway) **                                3,845,593
                                                                   -------------
                                                                      9,904,893
                                                                   -------------
             OIL FIELD MACHINERY & EQUIPMENT (0.50%)
 5,454,612   Scomi Group Berhad - (Malaysia) **                       2,296,679
                                                                   -------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
             COMMON STOCK (CONTINUED)
             ------------------------
             OIL REFINING & MARKETING (0.39%)
   612,073   Thai Oil PCL - (Thailand) **                          $    985,700
   504,214   Thai Oil PCL - (Thailand) **                               812,001
                                                                   -------------
                                                                      1,797,701
                                                                   -------------
             PAPER & RELATED PRODUCTS (0.39%)
    59,643   Grupo Empresarial Ence, S.A. - (Spain) **                1,806,870
                                                                   -------------
             PHOTO EQUIPMENT & SUPPLIES (0.92%)
   121,834   AGFA Gevaert NV - (Belgium) **, (a)                      4,273,627
                                                                   -------------
             REAL ESTATE OPERATIONS/DEVELOPMENT (0.36%)
   619,585   Hongkong Land Holdings Ltd. - (Hong Kong) **             1,666,684
                                                                   -------------
             REGIONAL BANK (0.83%)
    17,004   Banque Cantonale Vaudoise - (Switzerland) **             3,859,033
                                                                   -------------
             REINSURANCE (1.43%)
    54,695   Muenchener Rueckver Ag - (Germany) **, (a)               6,606,562
                                                                   -------------
             REITS - OFFICE PROPERTY (0.43%)
       230   Nippon Building Fund, Inc. - (Japan) **                  1,969,708
                                                                   -------------
             REITS - SHOPPING CENTERS (0.38%)
 2,088,247   Fortune Real Estate Investment Trust - (Hong Kong) **    1,780,490
                                                                   -------------
             RETAIL - APPAREL/SHOE (2.47%)
   147,576   Hennes & Mauritz AB - (Sweden) **                        5,091,573
    73,832   Lindex Ab - (Sweden) **                                  3,511,716
   106,387   United Arrows Ltd. - (Japan) **                          2,834,732
                                                                   -------------
                                                                     11,438,022
                                                                   -------------
             RETAIL - BUILDING PRODUCTS (0.80%)
   186,434   Grafton Group PLC - (Ireland) **                         2,217,029
   126,829   Grafton Group PLC - (Ireland) **                         1,501,628
                                                                   -------------
                                                                      3,718,657
                                                                   -------------
             RETAIL - CONSUMER ELECTRONICS (0.97%)
   145,919   Germanos SA - (Greece) **                                4,502,128
                                                                   -------------
             RETAIL JEWELRY (0.93%)
    31,108   The Swatch Group - (Switzerland) **                      4,290,759
                                                                   -------------
             RUBBER - TIRES (0.99%)
    28,284   Nokian Renkaat Oyj - (Finland) **                        4,569,169
                                                                   -------------
             SATELLITE TELECOMMUNICATIONS (0.97%)
   346,412   Ses Global - Fdr - (France) **                           4,497,629
                                                                   -------------
             SEMICONDUCTOR EQUIPMENT (0.53%)
    42,875   Tokyo Electron Ltd. - (Japan) **                         2,449,198
                                                                   -------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
             COMMON STOCK (CONTINUED)
             ------------------------
             TELECOMMUNICATIONS SERVICES (0.30%)
    39,509   Orascom Telecom-Gdr. - (Hong Kong) *, **              $  1,390,717
                                                                   -------------
             TELEVISION (5.68%)
   432,169   Mediaset Spa - (Italy) **                                6,234,503
   200,804   Modern Times Group MTG AB - (Sweden) *, **               6,101,212
   228,592   ProSiebenSat.1 Media AG - (Germany) **                   4,295,904
   165,350   SBS Broadcasting SA - ADR - (Hong Kong) *, **            7,384,531
   461,484   Television Broadcasts Ltd. - (Hong Kong) **              2,325,333
                                                                   -------------
                                                                     26,341,483
                                                                   -------------
             TOBACCO (0.95%)
   358,933   Swedish Match AB - (Sweden) **                           4,408,182
                                                                   -------------
             TRANSPORTATION - MARINE (0.94%)
   354,081   Irish Continental Group PLC - (Ireland) **               4,371,711
                                                                   -------------
             TRANSPORTATION SERVICES (0.59%)
   170,920   Exel Plc - (United Kingdom) **                           2,738,802
                                                                   -------------
             TRAVEL SERVICES (1.14%)
     6,523   Kuoni Reisen Holding AG - (Switzerland) **               2,895,098
21,470,000   Mytravel Group Plc - A Shares - (United Kingdom) *, **   2,381,453
                                                                   -------------
                                                                      5,276,551
                                                                   -------------
             TOTAL COMMON STOCK (Cost $390,556,917)                 422,281,369
                                                                   -------------
             WARRANTS (0.44%)
             ----------------
             APPLICATIONS SOFTWARE (0.44%)
    18,513   Bear Ste-Cw06 Infosys Technologies                         882,690
    18,092   Infosys Technologies Clsa                                  849,141
                                                                   -------------
                                                                      1,731,831
                                                                   -------------
             TOTAL WARRANTS (Cost $1,741,789)                         1,731,831
                                                                   -------------
             INVESTMENTS IN SECURITIES (Cost $392,298,707)          424,013,199
                                                                   -------------

SHARES                                                              MARKET VALUE
             SECURITIES SOLD, NOT YET PURCHASED ((8.33)%)
             --------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED ((8.46)%)
             ----------------------------------------------
             ADVERTISING SALES ((0.58)%)
   (90,499)  SR Teleperformance - (France) *, **                     (2,632,262)
                                                                   -------------
             AEROSPACE/DEFENSE - EQUIPMENT ((0.44)%)
   (66,300)  European Aeronautic Defence and Space Co. -
               (Netherlands) **                                      (1,987,001)
                                                                   -------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

SHARES                                                              MARKET VALUE
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             ------------------------------------------------
             AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.40)%)
   (37,598)  Autoliv Inc Swed Dep Receipt - (Sweden) **            $ (1,801,642)
                                                                   -------------
             BUILDING PRODUCTS - CEMENT/AGGREGATE ((0.53)%)
  (257,640)  Hanson Plc - (Germany) **                               (2,436,628)
                                                                   -------------
             COMMERCIAL SERVICES ((0.20)%)
   (24,031)  Icon PLC - (Denmark) *, **                                (901,643)
                                                                   -------------
             COMPUTER SERVICES ((0.30)%)
   (19,749)  Atos Origin SA - (France) *, **                         (1,338,519)
                                                                   -------------
             CONTAINERS - PAPER/PLASTIC ((0.43)%)
  (121,294)  Huhtamaki Group - (Finland) **                          (1,932,658)
                                                                   -------------
             COSMETICS & TOILETRIES ((0.51)%)
  (111,695)  Oriflame Cosmetics SA - (Luxembourg) *, **              (2,339,137)
                                                                   -------------
             E-COMMERCE/PRODUCTS ((0.21)%)
  (420,815)  Lastminute.com PLC - (United Kingdom) *, **               (922,404)
                                                                   -------------
             ENERGY - ALTERNATIVE SOURCES ((0.49)%)
  (167,374)  Gamesa Corp Tecnologica SA - (Spain) **                 (2,229,652)
                                                                   -------------
             FOOD - MISCELLANEOUS/DIVERSIFIED ((1.19)%)
  (115,815)  Greencore Group PLC - (Ireland) **                        (486,175)
   (72,997)  Kerry Group Plc - (Germany) **                          (1,769,331)
   (47,137)  Unilever NV - (Netherlands) **                          (3,216,225)
                                                                   -------------
                                                                     (5,471,731)
                                                                   -------------
             FOOD - RETAIL ((1.45)%)
   (30,091)  Carrefour SA - (France) **                              (1,601,068)
   (33,453)  Casino Guichard Perrachon - (France) **                 (2,819,488)
  (415,476)  J Sainsbury PLC - (United Kingdom) *, **                (2,270,865)
                                                                   -------------
                                                                     (6,691,421)
                                                                   -------------
             MEDICAL - DRUGS ((1.01)%)
   (43,735)  Altana AG - (Germany) **                                (2,788,004)
   (46,874)  AstraZeneca PLC - (United Kingdom) **                   (1,847,644)
                                                                   -------------
                                                                     (4,635,648)
                                                                   -------------
             OFFICE AUTOMATION & EQUIPMENT ((0.21)%)
   (59,276)  Oce NV - (Netherlands) **                                 (949,877)
                                                                   -------------
             PAPER & RELATED PRODUCTS ((0.51)%)
  (349,630)  DS Smith PLC (United Kingdom) **                        (1,040,546)
   (84,551)  Smurfit-Stone Container Corp. *                         (1,308,004)
                                                                   -------------
                                                                     (2,348,550)
                                                                   -------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
               (Cost $(35,770,611))                                 (38,618,774)
                                                                   -------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2005

             SECURITIES SOLD, NOT YET PURCHASED
               (PROCEEDS $(35,770,611))                             (38,618,774)
                                                                   -------------
          TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD,
            NOT YET PURCHASED -- 83.09%                             385,394,426
                                                                   -------------
          OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 16.91%      78,440,413
                                                                   -------------
          TOTAL NET ASSETS -- 100.00%                              $463,834,839
                                                                   =============
*   Non-income producing securitiy
**  Foreign
(a) Partially or wholly held ($ 49,876,987 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

                                                           MARCH 31, 2005
INVESTMENT IN SECURITIES - BY COUNTRY               PERCENTAGE OF NET ASSETS (%)
-------------------------------------               ----------------------------
NETHERLANDS                                                     10.95
UNITED KINGDOM                                                  10.57
SWITZERLAND                                                      9.54
ITALY                                                            7.35
GERMANY                                                          6.44
IRELAND                                                          5.64
NORWAY                                                           5.36
HONG KONG                                                        4.36
SWEDEN                                                           4.07
GREECE                                                           3.80
JAPAN                                                            3.54
DENMARK                                                          2.14
FINLAND                                                          1.87
AUSTRIA                                                          1.80
SPAIN                                                            1.16
MALAYSIA                                                         0.93
BELGIUM                                                          0.92
THAILAND                                                         0.75
ISRAEL                                                           0.70
ESTONIA                                                          0.49
CANADA                                                           0.48
SINGAPORE                                                        0.48
HUNGARY                                                          0.10
UNITED STATES                                                    0.09
FRANCE                                                           0.06
LUXEMBURG                                                       (0.50)





ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Tamarack International Fund L.L.C.

By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date             May 16, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date             May 16, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date             May 16, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.